Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of comprehensive income
Net income	€ 1,554,534	€ 1,420,052	€ 1,210,650
Components that will not be reclassified to profit or loss:
Actuarial gains (losses) on defined benefit pension plans	6,840	(31,423)	30,169
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(27,393)	7,085	(8,830)
Total	(20,553)	(24,338)	21,339
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(1,284,173)	368,429	674,727
Gain (loss) related to cash flow hedges	27,983	25,111	54,196
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(8,407)	(7,039)	(15,387)
Total	(1,264,597)	386,501	713,536
Other comprehensive income (loss), net of tax	(1,285,150)	362,163	734,875
Total comprehensive income	269,384	1,782,215	1,945,525
Comprehensive income attributable to noncontrolling interests	150,611	310,580	344,427
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 118,773	€ 1,471,635	€ 1,601,098